Discontinued operations - Summary of Disposal Group Including Discontinued Operation Balance Sheet (Detail) - Academic After-school Tutoring Business [Member] - Discontinued Operations [Member]
¥ in Thousands
Dec. 31, 2021 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories	¥ 204
Prepayment and other current assets	293
Total current assets	497
Property, equipment and software, net	1,088
Total non-current assets	1,088
Total assets	¥ 1,585